RENTAL INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
RENTAL INCOME
Rental income	¥ 7,643	¥ 4,611	¥ 4,154